INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENT PROPERTIES
Summary of movement in investment properties

	At the		P/L for
	Beginning	Total useful	changes				As of
Item	of the year	life	in the FV	Additions	Disposals	Depreciation	12/31/2025
Cost model
Rented properties	2,041,606	5	—	—	(600,544)	(310,316)	1,130,746
Measurement at fair value
Rented properties	101,399,946	50	(668,493)	18,320	(9,292,263)	—	91,457,510
TOTAL INVESTMENT PROPERTIES	103,441,552		(668,493)	18,320	(9,892,807)	(310,316)	92,588,256

	At the		P/L for
	Beginning	Total useful	changes				As of
Item	of the year	life	in the FV	Additions	Disposals	Depreciation	12/31/2024
Cost model
Rented properties	2,260,334	5	—	771,660	(387,122)	(603,266)	2,041,606
Measurement at fair value
Rented properties	128,359,458	50	(13,403,341)	—	(13,556,171)	—	101,399,946
TOTAL INVESTMENT PROPERTIES	130,619,792		(13,403,341)	771,660	(13,943,293)	(603,266)	103,441,552